Company Information	12 Months Ended
Dec. 31, 2021
Company Information
Company Information

Note 1. Company Information

1.1.	Company information

Inventiva is a public limited company registered and domiciled in France. Its head office is located at 50 rue de Dijon, 21121 Daix. The consolidated ﬁnancial statements of the company Inventiva include Inventiva S.A. and its subsidiary Inventiva Inc., created in January 2021 (the group designated as "Inventiva" or the "Company").

Inventiva is a clinical-stage biopharmaceutical company focused on the development of oral small molecule therapies for the treatment of non-alcoholic steatohepatitis, or NASH, mucopolysaccharidoses, or MPS, and other diseases with significant unmet medical need.

Leveraging its expertise and experience in the domain of compounds targeting nuclear receptors, transcription factors and epigenetic modulation, Inventiva is developing lanifibranor for the treatment of NASH, as well as a significant portfolio of preclinical and earlier stage programs in oncology.

Lanifibranor, its lead product candidate, is being developed for the treatment of patients with NASH, a common and progressive chronic liver disease for which there are currently no approved therapies. In 2020, Inventiva announced positive topline data from its Phase IIb clinical trial evaluating lanifibranor for the treatment of patients with NASH and obtained Breakthrough Therapy and Fast Track designation for lanifibranor in the treatment of NASH. The Company initiated the preparations for the pivotal Phase III in September 2021.

Inventiva was previously also developing a second clinical stage asset, Odiparcil, for the treatment of patients with subtypes of MPS, a group of rare genetic disorders. At the end of 2019, Inventiva announced positive topline data from its Phase IIa clinical trial evaluating odiparcil for the treatment of adult MPS VI patients and received FDA Fast Track designation in MPS VI for odiparcil, in October 2020. Based on positive feedback from the FDA to advance its lead drug candidate lanifibranor, the Company has decided to focus its clinical efforts on the development of lanifibranor in NASH and to suspend all MPS-related R&D activities during the 2021 period.

A strategic collaboration is ongoing with AbbVie Inc. (“AbbVie”) in the area of autoimmune diseases. AbbVie is currently conducting the clinical development of Cedirogant (ex-ABBV 157), a drug candidate for the treatment of moderate to severe psoriasis resulting from its collaboration with Inventiva. Following the achievement of clinical proof of concept during Phase Ib clinical trial, AbbVie announced in November 2021 the initiation of the drug candidate into Phase IIb development for Cedirogant in adults with moderate-to-severe psoriasis, which is expected to be completed in March 2023.

Inventiva’s ordinary shares have been listed on compartment B of the Euronext Paris regulated market since February 2017 and Inventiva's American Depositary Shares (ADSs), each representing one ordinary share, have been listed on the Nasdaq Global Market since July 2020.

1.2.	Significant events of 2021

Business

On January 5, 2021, Inventiva announced the design of its Phase III clinical trial with lanifibranor for the treatment of NASH - for the first half of 2021 - and is taking the necessary steps to obtain accelerated approval in the U.S. and conditional approval in the European Union

See Note 1.1, “Company information”

Initiation of Phase IIb of Cedirogant (ex-ABBV 157) announced by AbbVie

On May 5, 2021, following the encouraging results from the Phase Ib clinical study, AbbVie announced the launch of Phase IIb development of the Cedirogant clinical study in the second half of 2021.

In accordance with the terms of the collaboration agreement between Inventiva and AbbVie, the initiation of Phase IIb generated a milestone to the Company recognized in revenue in the second half of 2021 and received in January 2022.

Launch of the pivotal Phase III clinical trial evaluating lanifibranor in NASH

On September 8, 2021, the Company announced the initiation of its NATiV3 Phase III clinical trial evaluating lanifibranor for the treatment of NASH. The first clinical trial sites have been activated in the United States and first patients have been screened.

The clinical trial includes two parts to evaluate the long-term safety of lanifibranor in adult patients with non-cirrhotic NASH and stage F2/F3 liver fibrosis.

The primary composite endpoint of part 1 of the NATiV3 Phase III clinical trial is identical to the composite efficacy endpoint used in Inventiva's NATIVE Phase IIb clinical trial.

The last visit of the last patient enrolled in part 1 of the NATiV3 Phase III clinical trial is planned for the first half of 2024, with the publication of the topline results of part 1 of the trial expected for the second half of 2024. If part 1 of the NATiV3 trial is successful, Inventiva intends to seek accelerated approval in the United States and conditional approval in the EU for lanifibranor.

Major recruitments to accelerate the development of lanifibranor in NASH

On September 16, 2021, the Company announced a series of recruitments with a view to the development of its lead drug candidate lanifibranor for the treatment of NASH.

The seven recruitments with solid track records and complementary profiles will allow Inventiva to strengthen its expertise in clinical operations and drug development while reinforcing its core corporate functions.

Following the opening of the Company's subsidiary in the United States in January 2021, these recruitments will further expand the Company's footprint in the United States.

Ongoing tax disputes

Tax audit on payroll tax for years 2016 and 2017

On December 8, 2020, the Company submitted claim with a request for deferral of payment.

On January 6, 2021, following the positive response of the tax authorities to the request for deferral of payment concerning the payroll tax for the years 2016 and 2017, the Company provided a guarantee, in the form of a bank guarantee from Crédit Agricole, in the amount of €1.0 million (see Notes 12, “Provisions” and 14, “Trade payables and other current liabilities”).

The French tax authorities rejected, by letter dated November 26, 2021, the Company's claim for a total amount of €1.2 million (including surcharge and late payment interest) and discussions for a global settlement are ongoing with the French tax authorities as of the date of these financial statements, with no impact on the Company's accounts as of December 31, 2021.

Tax audit on payroll tax for years 2013 to 2015

On January 25, 2021, the administrative court of Dijon rejected the Company’s contest claim against the tax authorities regarding the claim filed in October 2018 and its introductory request of September 2019. Abbott and the Company did not wish to contest this decision.

On February 11, 2021, the Company received formal notice to pay the amounts due to the French tax authorities under the notice of assessment issued on August 17, 2018 for an amount of €1.9 million. On March 9, 2021, the Company received the payment from Abbott for an amount of €2.0 million corresponding to the maximum amount covered by compensation under the Additional Agreement (see Note 8.2, “Other current assets and receivables”).

On June 9, 2021, in accordance with the French tax authorities, the Company paid €1.8 million, corresponding to the amounts due and late payment interest, including €1.3 million by offsetting VAT credit receivables (see Note 14.2 “Other current liabilities”) and €0.5 million by bank transfer (see Note 14, “Trade payables and other current liabilities”).

Following this payment, the Company obtained the partial release of the bank guarantee set up in 2019 and 2020, for a total amount of €1.6 million corresponding to the portion relating to the payroll tax. Consequently, Credit Agricole agrees to release the pledge on short-term deposit for €1.0 million (see Note 14, “Trade payables and other current liabilities”).

Tax audit on research tax credit for years 2013 to 2015

On November 26, 2021, in accordance with the clearance granted by the mediator in January 2021, the tax authorities partially accepted the Company’s claim relating to the research tax credit for the years 2013 to 2015 and granted €0.3 million corresponding to the portion of the dispute relating to subcontracting, given that the subcontracting operations carried out by the Company was compliant with the conditions set out by the decision of French supreme court for administrative law (“Conseil d’Etat”) of July 22, 2020.

In addition, the Company filed corrective CIR forms for the years 2013, 2014 and 2015 in December 2017 and June 2018, resulting in a total additional claim of €0.5 million. As of the date of these financial statements, the Company estimates, based on the latest discussions with the tax authorities, that it will be able to obtain a tax deduction of €0.3 million in connection with these additional claims (see Note 25, “Events after the Reporting Date”).

Following this letter, the provision recorded for a total amount of €1.5 million has been fully reversed and an accrual has been recorded for the same amount.

As part of the request for payment deferral concerning the CIR, the Company had set up, on February 1, 2019, a bank guarantee for an amount of €1.8 million relating solely to the principal. This guarantee is still outstanding at the date of these financial statements.

Tax audit on research tax credit for year 2017

On 2019, the Company had received 81% of the 2017 CIR, in an amount of €3.6 million in comparison with the €4.5 million initially requested.

Following the decision of the Conseil d'Etat on July 22, 2020, Inventiva filed an amended claim to the local tax authority (“Direction régionale des Finances publiques”) to obtain the immediate reimbursement of the portion of the 2017 CIR relating to subcontracting operations.

On December 6, 2021, the Company sent a new letter specifying that €0.2 million of the amount not yet reimbursed by the tax authorities was corresponding to eligible subcontracting expenses related to the decision of the Conseil d’Etat on July 22, 2020 and so, was compliant with the conditions of the research tax credit. The Company has offered to waive all claims for the remaining amount of €0.7 million.

In a letter dated January 17, 2022, the tax authorities accepted this request and granted a tax rebate of €0.2 million. Following this letter, the provision recorded for a total amount €0.9 million had been fully reversed and the receivable relating to CIR 2017 has been reduced to €0.2 million, corresponding to the rebate granted by tax authorities (see Note 8.2, “Other currents assets and receivables”).

Capital increase

New Long-Term Incentive Plan ("LTI Plan")

On April 16, 2021, the Board of Directors of the Company approved the allocation of an LTI plan, which is detailed as follows:

●	a total of 600,000 founder share warrants (BSPCE 2021) for the benefit of Mr. Frédéric Cren and Mr. Pierre Broqua as executive directors of the Company
●	a total of 466,000 bonus share awards (AGA 2021) to certain Company's employees
●	a total of 50,000 share warrants (BSA 2021) for the benefit of ISLS Consulting and David Nikodem, service providers of the Company

Characteristics of the new plans, the movements as well as the accounting impact of share-based payments are described in Notes 10.3, "Share warrants plans" and 10.4, "Bonus share award plans".

Vesting of 29,100 bonus shares awards (“AGA”)

On June 28, 2021, the Chairman and Chief Executive Officer recorded a capital increase arising from the vesting of AGA 2019-1 bonus share awards in an amount of €291 through the issue of 29,100 new ordinary shares with a par value of €0.01 each.

Characteristics of the new plans, movements in granted AGA bonus share awards as well as the accounting impact of share-based payments are described in Notes 10.1, “Share capital” and 10.4, “Bonus share award plans”.

New bonus shares awards plans (“AGA”)

On December 8, 2021, the Board of Directors of the Company approved the allocation of 123,000 bonus share awards (“AGA 2021 bis”) to 13 Company’s employees.

Characteristics of the new plans as well as the accounting impact of share-based payments are described in Note 10.4, “Bonus share award plans”.

Bank financing and treasury

Payments received from the Research Tax Credit ("CIR")

On June 30, 2021, the Company received the entire CIR for the fiscal year 2020, totaling €4.2 million and corrective claims for additional reimbursements of CIR with regard to the years from 2016 to 2019 for a total amount of €3.8 million, requested by the Company following the decision of the Council of State in July 2020 on the eligibility of subcontracting expenses.

Settlement of the three foreign currency forward contracts

The three foreign currency forward contracts for a total amount of USD 60 million, contracted by the Company in 2020, aimed to protect its activities against EUR-USD exchange rate fluctuations in accordance with its investment policy have expired on May 14, 2021. The accounting impact of this settlement are presented in the Notes 19, “Financial income and expenses” and 21.2 “Commitments related to financing activities”.

Equity financing

Implementation of an At-The-Market program in the United States

On August 2, 2021, the Company announced the implementation of an At-The-Market ("ATM") program allowing the Company to issue and sell, including with unsolicited investors who have expressed an interest, ordinary shares in the form of American Depositary Shares ("ADSs"), each ADS representing one ordinary share of Inventiva, with aggregate gross sales proceeds of up to USD 100 million (subject to a regulatory limit of 20% dilution and within the limits of the investors' requests expressed in the context of the program), from time to time, pursuant to the terms of a sale agreement with Jefferies LLC, acting as sales agent. The timing of any issuances in the form of ADSs will depend on a variety of factors and in particular on investor demand. The ATM program will be effective until August 2, 2024, unless terminated prior to such date in accordance with the sale agreement or the maximum number of ADSs to be sold thereunder has been reached.

The Company currently intends to use the net proceeds, if any, of sales of ADSs issued under the program to fund the research and development of its product candidates, and for working capital and general corporate purposes.

The new ordinary shares will be admitted to trading on the regulated market of Euronext in Paris and the issued ADSs will trade on the Nasdaq Global Market.

Fundraising of USD 30 million in its At-The-Market program for existing and new specialized institutional investors

On September 23, 2021, the Company announced the raising of 2,083,334 ADSs pursuant to the ATM program established on August 2, 2021. Each ADS represents one ordinary share of the Company.

Fund raising performed at a price of USD 14.40 per ADSs, without a discount to the volume weighted average price of the Company's ADS over the last trading day.

Following the issuance and delivery of the ADSs on September 27, 2021, the share capital of Inventiva amounts to €407,426.95 divided into 40,742,695 shares.

Movements in share capital are described in Note 10.1, “Share capital”.

Fundraising of USD 1.9 million in its At-The-Market program for existing shareholders

On October 1st, 2021, the Company raised 130,856 ADSs as part of its ATM program, established on August 2, 2021. Each ADS represents one ordinary share of the Company.

Fund raising performed at a price of USD 14.40 per ADS, without a discount to the volume weighted average price of the Company's ADSs during the last trading day.

Following the issuance and delivery of the ADSs on October 1st, 2021, the share capital of Inventiva amounts to € 408,735.51 divided into 40,873,551 shares.

Movements in share capital are described in Note 10.1, “Share capital”.

Creation of Inventiva U.S. subsidiary, Inventiva Inc.

Inventiva Inc. was incorporated in the state of New Jersey on January 5, 2021. Inventiva owns 100% of the stock of its U.S. affiliate. Inventiva Inc. will act as service provider for its parent company in the United States, including in connection with the Phase III clinical trial for lanifibranor, for which preparations have been initiated in the first half of 2021. The affiliate started its operations at the end of the first quarter of 2021 with the recruitment of its first employees and in particular the Chief Medical Officer ("CMO"), employee of Inventiva Inc. since April 2021.

Following its incorporation, the Company’s financial statements were supplemented for the first time, by consolidation of the 100% held U.S. subsidiary.

Impact of the COVID-19 pandemic

As of the date of issuance of these consolidated financial statements, the Covid-19 pandemic did not significantly impact the Company’s business activities, financial position, and operating results.

At the date of issuance of these consolidated financial statements, the Company was not aware of any specific events or circumstances that would require it to update its estimates, assumptions, and judgments or to revise the carrying amounts of its assets and liabilities. Such estimates may be adjusted as new events occur and additional information is obtained. The adjustments will be recognized in the consolidated financial statements as soon as the Company becomes aware of the new events or the additional information. Actual results may differ from the estimates and any differences may be material for the financial statements.

1.3.	Significant events of 2019 and 2020

Business

Positive results for clinical trial with Native

On June 15, 2020, the Company announced positive results for the Phase IIb clinical trial of lanifibranor.

FDA confirmed that a single Phase III clinical trial – planned for the first half of 2021 – may be adequate for submitting U.S. marketing authorization application

See Note 1.1 “Company information”

Based on positive feedback from the FDA, the Company has decided to focus its clinical efforts on the development of lanifibranor in NASH

This strategic reorientation has no impact on the financial statements for the fiscal year ended December 31, 2020.

See Note 1.1 “Company information”

Capital increases

Capital increase of €14.7 million reserved for a category of investors in February 2020

On February 7, 2020, Inventiva completed a capital increase with cancellation of shareholders’ preferential subscription rights subscribed by BVF Partners L.P., Novo A/S, New Enterprise Associates 17, L.P. and Sofinnova Partners, existing shareholders of the Company.

A total of 3,778,338 new shares were issued at a per share price of €3.97 (par value of €0.01 plus an issue premium of €3.96), resulting in net proceeds to the Company of €14.7 million.

The settlement-delivery of the new shares took place on February 7, 2020 in a total gross amount of €15.0 million. The new shares were admitted to trading on Euronext Paris on the same date.

USD 107.7 million initial public offering on the Nasdaq Global Market

On July 15, 2020, Inventiva closed its initial public offering (IPO) on the Nasdaq Global Market of a total of 7,478,261 ordinary new shares in the form of ADSs, at an offering price of USD 14.40 per share (the Offering).

The aggregate gross proceeds of the Offering, before deducting underwriting commissions and estimated expenses payable by the Company, were approximately USD 107.7 million (€94.1 million, based on exchange rate on July 15, 2020, date of receipt of funds). The net proceeds from the Offering will mostly be used to complete the preparatory stages and launch a Phase III clinical trial for lanifibranor in the treatment of NASH, and to continue with the development of odiparcil. The capital increase enables the Company to continue to finance its activities through the fourth quarter of 2022.

Following settlement-delivery on July 15, 2020, Inventiva’s share capital amounted to €383,930.11 divided into 38,393,011 shares. The ordinary shares are fungible with the existing shares of the Company and have been admitted to trading on the regulated market of Euronext Paris under the symbol “IVA”. The ADSs are listed on the Nasdaq Global Market under the symbol “IVA” and began trading on July 10, 2020.

Following the Offering on the Nasdaq Global Market, the Company entered into two new insurances for a total amount of 3.6 million:

●	"Public Offering of Securities Insurance" to cover the risks related to the Offering, amounting to €1.6 million
●	"Directors and Officers Liability Insurance", directors' and officers' liability insurance, to protect the economic damage of the two executive directors of the Company resulting from breaches of their obligations, amounting to €2.0 million

Both contracts cover the period of one year from the Offering.

As of December 31, 2020, the Company recorded prepaid expenses of €1.8 million (See Note 8.2, “Other current assets and receivables”). Consequently, the impact on the statement of income (loss) in 2020 is an additional expense of €1.8 million, including €0.8 million related to the Offering, recorded under "Other operating income (expenses)” (See note 18, “Other operating income (expenses)”.

Vesting of 517,550 bonus share awards (‘AGA')

On January 26, 2020, the Chairman and Chief Executive Officer recorded a capital increase arising from the vesting of AGA 2018-2 bonus share awards in an amount of €633 through the issue of 63,300 new ordinary shares with a par value of €0.01 each.

On June 28, 2020, the Chairman and Chief Executive Officer placed on record a capital increase arising from the vesting of AGA 2019-2 bonus share awards in an amount of €2,270 through the issue of 227,000 new ordinary shares with a par value of €0.01 each.

On December 14, 2020, the Chairman and Chief Executive Officer placed on record a capital increase arising from the vesting of AGA 2018-3 bonus share awards in an amount of €2,272.5 through the issue of 227,250 new ordinary shares with a par value of €0.01 each.

Characteristics of the new plans, movements in granted AGA bonus share awards as well as the accounting impact of share-based payments are described in Note 10.4, "Bonus share award plans".

New share warrant plans (“BSA”) in 2020

On March 9, 2020, the Company’s Board of Directors granted 46,000 share warrants , to Company consultants as follows:

●	10,000 share warrants (BSA 2019 bis) to Jérémy Goldberg, a member of JPG Healthcare LLC, a service provider to the Company;
●	36,000 share warrants (BSA 2019 ter) to David Nikodem, a member of Sapidus Consulting Group LLC, a service provider to the Company;

Characteristics of the new plans, movements in granted BSA share warrants as well as the accounting impact of share-based payments are described in Note 10.3, “Share warrants plans”.

Bank financing and treasury

Research tax credit (credit d'impôt recherche, or "CIR") received

The Company received the entire amount of the 2018 CIR, totaling €4.2 million, in January 2020.

The company received the full amount of its 2019 CIR, namely €4.3 million, following the acceptance by the French tax authorities of the full adjustment claimed by the Company.

As a consequence, in 2020, the company received a total of €8.4 million related to the 2018 and 2019 CIR.

Non-dilutive financing of €10 million guaranteed by the French State in the context of the Covid-19 pandemic

In May 2020, the Company obtained financing for a total amount of €10.0 million from a syndicate of French banks, in the form of three loans guaranteed by the French State with initial maturity in May 2021. These loans have been extended until the third quarter of 2022. The amendments provide for reimbursements to be made over four years, beginning in July 2022 for the loan from Crédit Agricole and in September 2022 for the loans from Bpifrance and Société Générale.

Their impacts on the financial statements are provided in Note  11, “Debt”.

Completion of foreign currency forward contracts for USD 60 million

In September 2020, the Company completed two future currency contracts for a total amount of USD 40 million to protect its activities against EUR-USD exchange rate fluctuations in accordance with its investment policy.

In October 2020, the Company completed a third currency contract for a total amount of USD 20 million for the same purpose. The three contracts ended in May 2021 (see. Note 1.2, “Significant events of 2021”).

Reinvestment of short-term USD deposits for an amount of USD 9 million

In November 2020, the Company chose to replace the two short-term deposits of USD 9 million, ended at September and October. The two new short-term deposits ended at February 2021.

Their impacts on the financial statements are provided in Note 8.2, "Other Current Assets and receivables ".